Income Statement Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Depreciation expense	$ 14,966	$ 15,019	$ 14,920
Interest costs on debt balances	5,291	3,421	2,977
Capitalized interest costs	(376)	(754)	(406)
Advertising expense	$ 2,526	$ 2,438	$ 2,381